Fair Value (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Rrecurring Basis [Line Items]
Derivative Asset, Fair Value, Net	$ 0	$ 0
Derivative Liability, Fair Value, Net	0	1,001,385
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Rrecurring Basis [Line Items]
Derivative Asset, Fair Value, Net	0	0	0
Derivative Liability, Fair Value, Net	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Rrecurring Basis [Line Items]
Derivative Asset, Fair Value, Net	0	0	0
Derivative Liability, Fair Value, Net	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Rrecurring Basis [Line Items]
Derivative Asset, Fair Value, Net	0	0	0
Derivative Liability, Fair Value, Net	$ 0	$ 1,001,385	$ 153,776